Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	9,907	10,458	11,792
Weighted average remaining contractual life, options outstanding	5 years 10 months 6 days
Weighted average exercise price, options outstanding | $ / shares	$ 73.24	$ 69.08	$ 66.44
Number of stock, option exercisable | shares	4,304	5,252
Weighted average exercise price, option exercisable | $ / shares	$ 70.24	$ 65.85
Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	2,030
Weighted average remaining contractual life, options outstanding	1 year 9 months 3 days
Weighted average exercise price, options outstanding | $ / shares	$ 63.24
Number of stock, option exercisable | shares	2,030
Weighted average exercise price, option exercisable | $ / shares	$ 63.24
Ranges of exercise prices for outstanding share options Two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	5,353
Weighted average remaining contractual life, options outstanding	6 years 6 months 25 days
Weighted average exercise price, options outstanding | $ / shares	$ 71.84
Number of stock, option exercisable | shares	1,437
Weighted average exercise price, option exercisable | $ / shares	$ 73.39
Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	2,524
Weighted average remaining contractual life, options outstanding	7 years 7 months 13 days
Weighted average exercise price, options outstanding | $ / shares	$ 84.25
Number of stock, option exercisable | shares	837
Weighted average exercise price, option exercisable | $ / shares	$ 81.81